Financial Instruments (Details) - Schedule of carrying amounts of financial assets and financial liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
FVTPL [Member]
Financial assets not measured at fair value
Trade and other receivables, net			[1]
Amounts owed by related parties			[1]
Cash			[1]
Other financial assets			[1]
Total financial assets not measured at fair value			[1]
Financial liabilities measured at fair value
Warrant liabilities		23,112	[1]
Shares held in escrow		101,859	[1]
Total financial liabilities measured at fair value		124,971	[1]
Financial liabilities not measured at fair value
Borrowings			[1]
Trade and other payables, net			[1]
Amounts owed to related parties			[1]
Total financial liabilities not measured at fair value			[1]
Amortized cost [Member]
Financial assets not measured at fair value
Trade and other receivables, net	[2]	117,449		96,493
Amounts owed by related parties	[2]			2,562
Cash	[2]	72,112		4,229
Other financial assets	[2]	256		761
Total financial assets not measured at fair value	[2]	189,817		104,045
Financial liabilities measured at fair value
Warrant liabilities	[2]
Shares held in escrow	[2]
Total financial liabilities measured at fair value	[2]
Financial liabilities not measured at fair value
Borrowings	[2]	253,365		442,359
Trade and other payables, net	[2]	85,381		106,275
Amounts owed to related parties	[2]	8,450		20,622
Total financial liabilities not measured at fair value	[2]	$ 347,196		$ 569,256

[1]	The fair value is comprised of $16,000 level 1 and $108,971 level 3 as of December 31, 2021.
[2]	The fair value is similar to their amortized cost as of December 31, 2021 and 2020, respectively.